INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6     INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

		As of December 31,
	Note	2021	2022

Customer contracts	8	1,641,900	1,641,900
Licenses		15,782	15,782
Others		—	364
		1,657,682	1,658,046
Less: accumulated amortization		(375,046)	(610,337)
Intangible assets, net		1,282,636	1,047,709

The Company’s customer contracts were acquired in business combinations (Note 8). Amortization of intangible assets was RMB68,688, RMB192,486 and RMB235,292 for the years ended December 31, 2020, 2021 and 2022, respectively.

Estimated future amortization expense related to these intangible assets is as follows:

Fiscal year ending December 31,
2023	233,766
2024	226,908
2025	212,596
2026	206,405
2027	78,483
Thereafter	89,551
Total	1,047,709